Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Parenthetical) (Details)
¥ in Thousands, $ in Thousands
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Long-term loans, current portion	¥ 733,365	$ 108,013	¥ 736,814
Non-current loan	628,286	92,537	880,278
Variable Interest Entities
Variable Interest Entity [Line Items]
Long-term loans, current portion	712,253	104,904	732,213
Non-current loan	664,299	97,841	937,782
Variable Interest Entities | Long-term Loan, Current Portion
Variable Interest Entity [Line Items]
Long-term loans, current portion	424,000	62,448	424,000
Variable Interest Entities | Long-term Loans
Variable Interest Entity [Line Items]
Non-current loan	¥ 527,000	$ 77,619	¥ 527,000